Summary of Significant Accounting Policies (Details) - Schedule of earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Earnings Per Share Abstract
Net income allocated to common shareholders, basic and diluted	$ 1,590,000	$ 1,820,000
EARNINGS PER SHARE	$ 0.19	$ 0.22
Weighted average common shares outstanding, basic and diluted	8,213,407	8,216,193